Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 66,637	$ 78,917	$ 66,008	$ 67,697
Intercompany receivables - current
Accounts receivable, net	231,562	227,542
Related party receivables	23,216	19,872
Inventories	174,612	175,291
Assets held for sale	1,647
Deferred tax assets	29,749	28,877
Other current assets	33,499	27,105
Total current assets	560,922	557,604
Property, plant and equipment, net	160,042	160,174
Investment in subsidiaries
Goodwill	308,964	309,102
Other intangible assets, net	387,333	399,585
Intercompany receivables - non-current
Deferred financing costs, net	16,074	17,483
Other long-term assets	4,149	3,732
Total assets	1,437,484	1,447,680
Current liabilities
Accounts payable	126,034	132,803
Current maturities of long-term debt	3,169	3,177
Related party payables	1,155	734
Intercompany payables - current
Accrued expenses and other current liabilities	114,537	115,453
Total current liabilities	244,895	252,167
Long-term debt, less current maturities	689,373	690,748
Pension and other post-retirement liabilities	117,722	120,093
Deferred tax liabilities	114,467	110,965
Intercompany payables - non-current
Other long-term liabilities	2,238	2,546
Total shareholder's equity	268,789	271,161	283,512	265,651
Total liabilities and shareholder's equity	1,437,484	1,447,680
Eliminations [Member]
Current assets
Cash and cash equivalents
Intercompany receivables - current	(217,266)	(209,524)
Accounts receivable, net
Related party receivables
Inventories
Assets held for sale
Deferred tax assets
Other current assets
Total current assets	(217,266)	(209,524)
Property, plant and equipment, net
Investment in subsidiaries	(1,103,659)	(1,088,248)
Goodwill
Other intangible assets, net
Intercompany receivables - non-current	(8,613)	(8,577)
Deferred financing costs, net
Other long-term assets
Total assets	(1,329,538)	(1,306,349)
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables
Intercompany payables - current	(217,266)	(209,525)
Accrued expenses and other current liabilities		1
Total current liabilities	(217,266)	(209,524)
Long-term debt, less current maturities
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables - non-current	(8,613)	(8,577)
Other long-term liabilities
Total shareholder's equity	(1,103,659)	(1,088,248)
Total liabilities and shareholder's equity	(1,329,538)	(1,306,349)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	1	1	4
Intercompany receivables - current
Accounts receivable, net
Related party receivables
Inventories
Assets held for sale
Deferred tax assets
Other current assets
Total current assets	1	1
Property, plant and equipment, net
Investment in subsidiaries	268,804	271,176
Goodwill
Other intangible assets, net
Intercompany receivables - non-current
Deferred financing costs, net
Other long-term assets
Total assets	268,805	271,177
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables	16	16
Intercompany payables - current
Accrued expenses and other current liabilities
Total current liabilities	16	16
Long-term debt, less current maturities
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables - non-current
Other long-term liabilities
Total shareholder's equity	268,789	271,161
Total liabilities and shareholder's equity	268,805	271,177
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	37,551	61,565	30,016	16
Intercompany receivables - current	173,722	165,519
Accounts receivable, net
Related party receivables
Inventories
Assets held for sale
Deferred tax assets	1,447	1,588
Other current assets	648	522
Total current assets	213,368	229,194
Property, plant and equipment, net
Investment in subsidiaries	734,397	722,420
Goodwill
Other intangible assets, net
Intercompany receivables - non-current
Deferred financing costs, net	16,074	17,483
Other long-term assets
Total assets	963,839	969,097
Current liabilities
Accounts payable
Current maturities of long-term debt	3,000	3,000
Related party payables
Intercompany payables - current	702
Accrued expenses and other current liabilities	14,133	15,389
Total current liabilities	17,835	18,389
Long-term debt, less current maturities	688,729	690,079
Pension and other post-retirement liabilities
Deferred tax liabilities	(11,529)	(10,547)
Intercompany payables - non-current
Other long-term liabilities
Total shareholder's equity	268,804	271,176
Total liabilities and shareholder's equity	963,839	969,097
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	12,751	4,921	22,282	55,575
Intercompany receivables - current	24,695	22,536
Accounts receivable, net	209,810	210,462
Related party receivables	23,216	19,872
Inventories	144,390	150,045
Assets held for sale
Deferred tax assets	27,025	26,228
Other current assets	26,573	18,175
Total current assets	468,460	452,239
Property, plant and equipment, net	122,349	118,551
Investment in subsidiaries	100,458	94,652
Goodwill	278,570	278,570
Other intangible assets, net	380,052	391,771
Intercompany receivables - non-current	8,613	8,577
Deferred financing costs, net
Other long-term assets	3,217	3,145
Total assets	1,361,719	1,347,505
Current liabilities
Accounts payable	103,559	108,067
Current maturities of long-term debt	166	177
Related party payables	354	27
Intercompany payables - current	193,752	188,358
Accrued expenses and other current liabilities	90,252	90,742
Total current liabilities	388,083	387,371
Long-term debt, less current maturities	609	669
Pension and other post-retirement liabilities	116,897	119,501
Deferred tax liabilities	120,508	116,012
Intercompany payables - non-current
Other long-term liabilities	1,225	1,532
Total shareholder's equity	734,397	722,420
Total liabilities and shareholder's equity	1,361,719	1,347,505
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	16,334	12,430	13,706	12,106
Intercompany receivables - current	18,849	21,469
Accounts receivable, net	21,752	17,080
Related party receivables
Inventories	30,222	25,246
Assets held for sale	1,647
Deferred tax assets	1,277	1,061
Other current assets	6,278	8,408
Total current assets	96,359	85,694
Property, plant and equipment, net	37,693	41,623
Investment in subsidiaries
Goodwill	30,394	30,532
Other intangible assets, net	7,281	7,814
Intercompany receivables - non-current
Deferred financing costs, net
Other long-term assets	932	587
Total assets	172,659	166,250
Current liabilities
Accounts payable	22,475	24,736
Current maturities of long-term debt	3
Related party payables	785	691
Intercompany payables - current	22,812	21,167
Accrued expenses and other current liabilities	10,152	9,321
Total current liabilities	56,227	55,915
Long-term debt, less current maturities	35
Pension and other post-retirement liabilities	825	592
Deferred tax liabilities	5,488	5,500
Intercompany payables - non-current	8,613	8,577
Other long-term liabilities	1,013	1,014
Total shareholder's equity	100,458	94,652
Total liabilities and shareholder's equity	$ 172,659	$ 166,250